Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments [Abstract]
Schedule of book value of the monetary assets and monetary liabilities denominated in foreign currency
	December 31,
	2021		2020
Short – term assets		$20,783,197		$12,061,901
Short – term liabilities		8,434,451		5,821,467
Net monetary asset position in foreign currency		$12,348,746		$6,240,434
Equivalent in U.S. Dollars (thousands)	USD$	601,917	USD$	313,036

Schedule of additional bank lines of credit that the company has at its disposal to reduce liquidity risk
	(In thousands of US dollars)
	December 31,
	2021	2020
Bank loans credit lines:
Drawn balances	$350,000	$350,000
Undrawn balances	183,942	182,514
Available line balance	$166,058	$167,486